Parent company only financial information	12 Months Ended
Jun. 30, 2024
Condensed Financial Information Disclosure [Abstract]
Parent company only financial information

25. Parent company only financial information

The following presents condensed parent company only financial information of Energys Group Limited.

Condensed balance sheets

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
ASSETS
Non-current assets
Interest in a subsidiary	78	78	99

Current assets
Amount due from group companies	-	5,082,519	6,424,304

Total non-current assets and total assets	78	5,082,597	6,424,403

LIABILITIES
Current liabilities
Amount due to a related party	15,264	35,093	44,358
Total non-current liabilities and total liabilities	15,264	35,093	44,358

SHAREHOLDERS’ DEFICIT
Preferred shares (US$0.0001 par value per share; 3,000,000 shares authorized; nil share and 2,575,250 shares issued and outstanding as of June 30, 2023 and 2024, respectively)	-	203	257
Ordinary shares (US$0.0001 par value per share; 300,000,000 shares authorized; 12,000,000 shares issued and outstanding as of June 30, 2023 and 2024*)	987	987	1,248
Additional paid-in capital	(905)	5,108,404	6,457,022
Accumulated other comprehensive income	828	732	925
Accumulated deficit	(16,096)	(62,822)	(79,407)
Total shareholders’ equity (deficit)	(15,186)	5,047,504	6,380,045

*	Giving retroactive effect to the issuance of ordinary shares effected on February 23, 2023.

Condensed statements of loss and comprehensive loss

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
General and administrative expenses	(16,096)	(46,726)	(59,062)
Loss before income taxes	(16,096)	(46,726)	(59,062)
Income tax expense	-	-	-
Net loss	(16,096)	(46,726)	(59,062)
Foreign currency translation	828	(96)	(121)
Total comprehensive loss	(15,268)	(46,822)	(59,183)

Condensed statements of cash flows

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
Cash flows from operating activities
Net loss	(16,096)	(46,726)	(59,062)
Net cash used in operating activities	(16,096)	(46,726)	(59,062)
Cash flows from investing activities
Cash generated from (used in) investing activities	-	-
Cash flows from financing activities
Amount due to a related party	16,096	46,726	59,062
Net generated from financing activities	16,096	46,726	59,062
Net increase (decrease) in cash and cash equivalents	-	-	-
Cash and cash equivalents at the beginning of the year	-	-	-
Cash and cash equivalents at the end of the year	-	-	-

(i) Basis of Presentation

The Company was incorporated under the laws of the Cayman Islands as a limited company on July 5, 2022 and as a holding company.

In the condensed parent company only financial statements, the Company’s investment in subsidiary stated at cost of acquisition in Energys Group Holding Limited. Those condensed parent company only financial statements should be read in connection with the consolidated financial statements and notes hereto.

The condensed parent company only financial statements are presented as if the incorporation of the Company and its acquisition of subsidiaries had taken place. The condensed parent company only financial statements are presented as of the incorporation of the Company on June 30, 2022 and throughout the two years ended June 30, 2024.

(ii) Restricted net assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company only financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Energys Group Limited exceed 25% of the consolidated net assets of Energys Group Limited. The Company generates revenues from its wholly owned subsidiary in the United Kingdom. The ability of ECSL in the United Kingdom to pay dividends is not restricted. In this connection, the restricted net assets of the subsidiaries of Energys Group Limited do does not exceed 25% of the consolidated net assets of Energys Group Limited and accordingly the above condensed parent company only financial information of Energys Group Limited is presented for supplementary reference.

As of June 30, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stock or guarantees of the Company, except for those that have been separately disclosed in the consolidated financial statements, if any.